Redeemable Convertible Preferred Shares and Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of Redeemable Convertible Preferred Shares
Redeemable Convertible preferred shares consisted of the following:

	As of December 31, 2020
	Balance Sheet	Designated Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference
	In USD thousands, except share data
Preferred C-1 shares	4,523	1,071,057	1,071,057	3,860
Preferred C shares	36,729	18,278,046	9,742,586	41,309
Preferred B shares	24,927	14,976,327	14,976,327	25,000
Preferred A shares	8,549	20,203,287	20,203,287	8,600
Preferred Seed shares	2,974	16,921,151	16,921,151	3,000

Total redeemable convertible preferred shares	77,702	71,449,868	62,914,408	81,769

	As of December 31, 2019
	Balance Sheet	Designated Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference
	In USD thousands, except share data
Preferred C-1 shares	4,523	1,071,057	1,071,057	3,860
Preferred C shares	21,222	18,278,046	5,025,672	21,309
Preferred B shares	24,927	14,976,327	14,976,327	25,000
Preferred A shares	8,549	20,203,287	20,203,287	8,600
Preferred Seed shares	2,974	16,921,151	16,921,151	3,000

Total redeemable convertible preferred shares	62,195	71,449,868	58,197,494	61,769

Summary of Fair value of the Warrants
The Fair value of the Warrants:

	February 16	December 31
	2020	2020
Value of warrant per share	$3.782	$6.557
Number of redeemable convertible preferred shares issuable upon exercise of warrants	1,179,231	1,179,231
Fair value of warrant liability (in thousand)	$4,460	$7,731